Income Taxes - Summary of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	24.00%	24.00%	24.00%